Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Price [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	11.02	10.89	10.22
Exercise Price [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	11.5	11.5	11.5
Term [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	0.83	0.96	2.91
Volatility [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	0.56	1.15	0.2
Risk Free Rate [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	5.15	4.77	4.24
Dividend Yield [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Warrant measurement input	0	0	0